Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Small Cap Index Fund - Fidelity Small Cap Index Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return 2014	5.19%
Annual Return 2015	(4.24%)
Annual Return 2016	21.63%
Annual Return 2017	14.85%
Annual Return 2018	(10.88%)
Annual Return 2019	25.71%
Annual Return 2020	19.99%
Annual Return 2021	14.72%
Annual Return 2022	(20.27%)
Annual Return 2023	17.12%